Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000811161
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Clearwater Core Equity Fund | Clearwater Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QWVPX
Clearwater Small Companies Fund | Clearwater Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QWVOX
Clearwater Tax-Exempt Bond Fund | Clearwater Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QWVQX
CLEARWATER INTERNATIONAL FUND | CLEARWATER INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QCVAX